Commitments and contingencies (Details Narrative) ¥ in Thousands, $ in Thousands			1 Months Ended
	Nov. 18, 2025 USD ($)	Nov. 18, 2025 CNY (¥)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)
Subsequent Event [Line Items]
Capital commitment
Subsequent Event [Member] | Chengdu Dianliang [Member]
Subsequent Event [Line Items]
Proceeds from legal settlements			$ 1,326	¥ 9,621
Arbitration fee	$ 15	¥ 108
Default penalty annual interest percentage	4.00%	4.00%